Convertible debenture (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions			1 Months Ended					12 Months Ended
	Aug. 14, 2024 CAD ($) $ / shares shares	Nov. 12, 2021 CAD ($) $ / shares	Mar. 27, 2024 $ / shares shares	Jun. 21, 2023 USD ($) $ / shares	Oct. 22, 2022 CAD ($)	Oct. 22, 2022 CAD ($) $ / shares	Apr. 28, 2021 CAD ($)	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($) shares	Oct. 30, 2023 USD ($)	Oct. 22, 2022 USD ($)	Nov. 12, 2021 USD ($)
Statement [Line Items]
Net derivative liability				$ 1.3					$ 1.4				$ 1.3	$ 2.1
Description payment redemption premium								redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”); retractable at the holder’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”); and convertible at the holder’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”)	redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”); retractable at the holder’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”); and convertible at the holder’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”)
Principal balance		$ 6,300		8.0	$ 7,000	$ 7,000						$ 2.0
Outstanding principal amount		17,900		24.3	19,000	19,000						$ 25.0
Option retractable cumulative amount	$ 1,000	300		0.5	450
Cumulative amount	$ 1,750	$ 450		$ 1.0	$ 500	$ 500
Interest rate				9.50%	8.00%
Addition interest rate				11.00%	9.50%
Cumulated retraction balance amount					$ 1,500
Convertible debenture amount								$ 7,200		$ 370
Issuance shares | shares									21,492,029		8,329,064
Recognized gain (loss)									$ (0.2)		$ 0.1
Convertible debenture									$ 11.7		$ 18.1
Issuance of the common shares | shares			26,000,000					32,307,692	32,307,692
Conversion price | $ / shares								$ 0.52
Common share purchase warrants issued to holders | shares	6,000,000
Exercise price | $ / shares	$ 0.42		$ 0.40
Top of range [member]
Statement [Line Items]
Conversion price | (per share)	0.80	$ 3.35		$ 1.00		$ 1.48
Bottom of range [member]
Statement [Line Items]
Conversion price | (per share)	$ 0.52	$ 1.48		$ 0.80		$ 1.00
RoyCap Convertible Debenture [Member]
Statement [Line Items]
Interest rate							8.00%
Convertible debenture							$ 12,500
Maturity Date							Apr. 28, 2024